Subsequent Events	7 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

Business Combination

On February 10, 2021, the board of directors of the Company unanimously approved an agreement and plan of merger, dated February 12, 2021, by and among the Company, FCAC Merger Sub Inc., a wholly-owned subsidiary of the Company (“Merger Sub”), Sharecare, Inc. (“Sharecare”), and Colin Daniel, solely in his capacity as representative of the Sharecare stockholders (the “Stockholder Representative”) (as may be amended and/or restated from time to time, the “Merger Agreement”). If the Merger Agreement is adopted by the Company’s stockholders and the transactions under the Merger Agreement are consummated, Merger Sub will merge with and into Sharecare, after which the separate corporate existence of Merger Sub will cease and Sharecare will survive the merger as a wholly-owned subsidiary of the Company (the “Business Combination”). In addition, in connection with the consummation of the Business Combination, the Company will be renamed “Sharecare, Inc.” and is referred to herein as “New Sharecare” as of the time following such change of name.

Sharecare, Inc. is a leading digital healthcare company that helps members consolidate and manage various components of their health in one place, regardless of where they are on their health journey.